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New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700








                                        May 6, 2002

VIA EDGAR
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Securities Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

       Re:   New England Life Insurance Company and
             New England Variable Annuity Separate Account
             File No. 333-51676 - (American Forerunner Series)
             Rule 497(j) Certification
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Commissioners:

        On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the Prospectus being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus contained in Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 29, 2002.

        If you have any questions, please contact me at (617) 578-3514.

                                        Sincerely,

                                        /s/ Michele H. Abate

                                        Michele H. Abate